Debt (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 27, 2011 Boeing 717-200	Dec. 31, 2012 Aircraft Facility Agreement Airbus A330-200	Dec. 31, 2011 Aircraft Facility Agreement Airbus A330-200	Dec. 31, 2012 Aircraft Facility Agreement Boeing 717-200	Dec. 31, 2011 Aircraft Facility Agreement Boeing 717-200	Mar. 23, 2011 Convertible notes	Dec. 31, 2012 Convertible notes	Dec. 31, 2011 Convertible notes	Mar. 23, 2011 Convertible notes Minimum	Dec. 31, 2012 Secured loan, due 2013	Dec. 31, 2011 Secured loan, due 2013	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility
Debt
Total debt and capital lease obligations	$ 674,814,000	$ 479,025,000			$ 246,443,000	$ 129,292,000	$ 170,701,000	$ 185,730,000		$ 86,250,000	$ 86,250,000		$ 64,748,000	$ 77,318,000	$ 106,672,000	$ 435,000
Less unamortized discounts on debt	(13,573,000)	(17,054,000)								(13,573,000)	(17,054,000)
Less current maturities	(108,232,000)	(37,535,000)
Long-term debt excluding current maturities	553,009,000	424,436,000
Fixed interest rate, minimum (as a percent)					5.31%
Fixed interest rate, maximum (as a percent)					6.46%
Fixed interest rate (as a percent)							8.00%			5.00%
Interest rate (as a percent)																	6.25%
Remaining balance due at maturity							39,700,000			86,250,000			52,200,000
Debt instrument term										5 years
Variable interest rate (as a percent)													3.58%
Remaining amortization period for interest expense										3 years 3 months
Scheduled maturities of long-term debt over the next five years
2013	100,477,000
2014	37,515,000
2015	39,435,000
2016	125,911,000
2017	41,790,000
Thereafter	223,013,000
Debt disclosure
Cash payments for interest	35,200,000	15,600,000	10,100,000
Debt issued				192,800,000					86,250,000		86,250,000
Principal amount used for debt instrument conversion ratio									1,000
Conversion rate of common stock per $1000 of principal amount (in shares)									126.8730
Number of shares that the holder of the debt instrument would receive upon conversion									10,900,000
Conversion price (in dollars per share)									$ 7.8819
Number of days within 30 consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable												20 days
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable									30 days
Percentage of the conversion price per share of common stock that the closing price of common stock must exceed in order for the notes to be convertible									130.00%
Number of consecutive business days immediately after any ten consecutive trading day period during the note measurement period, a condition for conversion of notes									5 days
Number of consecutive trading days before five consecutive business days during the note measurement period, a condition for conversion of notes									10 days
Maximum percentage of the average trading price to the average conversion value of the notes									97.00%
Percentage of principal amount at which notes may be required to be repurchased in event of fundamental change by the entity									100.00%
Amount of reduction in the carrying value		19,504,000									19,500,000
Interest rate used to value equity component (as a percent)											11.00%
Total issuance costs											3,300,000
Debt issuance costs allocated to debt component											2,500,000
Debt issuance costs allocated to equity component		(463,000)									800,000
Non-cash interest expense										3,500,000	2,400,000
Interest expense	43,522,000	24,521,000	16,835,000							4,800,000	3,800,000
Amount paid for Convertible Note Hedges											19,500,000
Number of shares that the holder of the warrant would receive											10,900,000
Exercise price (in dollars per share)		$ 10.00									$ 10.00
Proceeds from sale of warrants		11,948,000									11,948,000
Maximum borrowing capacity																	75,000,000
Available borrowing capacity																	$ 68,900,000	$ 56,900,000